LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt

2022	$–
2023	1,500,000
2024	–
2025	2,183
Thereafter	147,817
Total long-term debt	$1,650,000

2022	–
2023	$1,500,000
2024	–
2025	2,183
Thereafter	$147,817
Total long-term debt	$1,650,000